Fair Value Measurements	12 Months Ended
Dec. 31, 2025
Community Financial System, Inc. 401(k) Employee Stock Ownership Plan
Fair Value Measurements
Fair Value Measurements
D.	Fair Value Measurements

Accounting standards establish a framework for measuring fair value and require disclosures about such fair value instruments. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price). Inputs used to measure fair value are classified into the following hierarchy:

•	Level 1 – Quoted prices in active markets for identical assets or liabilities.
•

Level 2 – Quoted prices in active markets for similar assets or liabilities, or quoted prices for identical or similar assets or liabilities in markets that are not active, or inputs other than quoted prices that are observable for the asset or liability.

•	Level 3 – Significant valuation assumptions not readily observable in a market.

A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The following tables set forth the Plan’s financial assets that were accounted for at fair value on a recurring basis:

As of December 31, 2025

				Total Fair
	Level 1	Level 2	Level 3	Value
Mutual funds	$368,463,156	$—	$—	$368,463,156
Common stock of plan sponsor	83,352,180	—	—	83,352,180
Self-directed brokerage	—	8,046,915	—	8,046,915
Total assets at fair value	$451,815,336	$8,046,915	$—	459,862,251
Investments valued using Net Asset Value (a)				13,659,977
				$473,522,228

As of December 31, 2024

				Total Fair
	Level 1	Level 2	Level 3	Value
Mutual funds	$327,318,655	$—	$—	$327,318,655
Common stock of plan sponsor	87,776,467	—	—	87,776,467
Self-directed brokerage	—	7,073,868	—	7,073,868
Total assets at fair value	$415,095,122	$7,073,868	$—	422,168,990
Investments valued using Net Asset Value (a)				14,869,236
				$437,038,226

(a)

In accordance with ASC Subtopic 820-10, certain investments that were measured at net asset value per share (or its equivalents) as a practical expedient have not been classified in the fair value hierarchy.

The valuation techniques used to measure fair value for the items in the table above are as follows:

Mutual funds: Valued at the closing price of the shares held by the Plan at year end reported on the active market.

Common stock: Valued at the closing price reported on the active market on which the individual securities are traded.

Self-directed brokerage: Valued based on observable market inputs other than quoted prices in active markets for identical assets directly available to the Plan.

The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date. Effective December 31, 2025, the valuation categorization of the self‑directed brokerage account was recharacterized from Level 1 to Level 2 within the fair value hierarchy. A brokerage account is not automatically classified as a Level 1 or Level 2 investment, as the classification is determined by the underlying assets held within the brokerage account. BPAS has limited control over the investments that participants can select within the brokerage account; however, BPAS retains the ability to restrict investments in assets categorized as Level 3 inputs. In light of these factors, the Plan has conservatively classified the brokerage account as a Level 2 input. Other than the change in hierarchy classification described above, there have been no changes in the valuation methodologies used as of December 31, 2025 and 2024.